Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment losses
Impairment of goodwill (Note 6)	$ (1,747)	$ (15,483)
Impairment of property, plant and equipment (Note 8)	(27,902)	(24,940)	$ (25,768)
Impairment reversal of property, plant and equipment (Note 8).	12,161
Impairment of non-current financial assets		(2,629)	478
Impairment loss (gain)	$ (17,488)	$ (43,052)	$ (25,290)